Deconsolidation of Teekay Offshore	6 Months Ended
Jun. 30, 2018
Business Combinations [Abstract]
Deconsolidation of Teekay Offshore
Deconsolidation of Teekay Offshore
On September 25, 2017, Teekay, Teekay Offshore and Brookfield Business Partners L.P. together with its institutional partners (collectively, Brookfield) finalized a strategic partnership (or the Brookfield Transaction) which resulted in the deconsolidation of Teekay Offshore as of that date. This transaction and its impact is described in more detail in Note 3 of the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2017. Subsequent to the closing of the Brookfield Transaction, Teekay currently has significant influence over Teekay Offshore and accounts for its investment in Teekay Offshore using the equity method. As of June 30, 2018 and December 31, 2017, Teekay owned a 13.8% interest in the common units of Teekay Offshore.

Teekay Offshore is a related party of Teekay. As at June 30, 2018, Teekay has recorded $56.5 million in advances to Teekay Offshore (December 31, 2017 – $102.8 million) and $50.8 million in advances from Teekay Offshore (December 31, 2017 – $37.2 million) in current portion of loans to equity-accounted investees and advances from affiliates, respectively, on its consolidated balance sheets.

In March 2018, Teekay Offshore entered into a loan agreement for a $125.0 million senior unsecured revolving credit facility, of which up to $25.0 million is provided by Teekay and up to $100.0 million is provided by Brookfield. The facility is scheduled to mature in October 2019. The interest payments on the revolving credit facility are based on LIBOR plus a margin of 5.00% per annum until March 31, 2019 and LIBOR plus a margin of 7.00% per annum for balances outstanding after March 31, 2019. Any outstanding principal balances are due on the maturity date. As at June 30, 2018, Teekay had advanced $25.0 million to Teekay Offshore under this facility recorded in investment in and advances to equity-accounted investments in the consolidated balance sheets.

Until December 31, 2017, Teekay and its wholly-owned subsidiaries directly and indirectly provided substantially all of Teekay Offshore’s ship management, commercial, technical, strategic, business development and administrative service needs. On January 1, 2018, as part of the Brookfield Transaction, Teekay Offshore acquired a 100% ownership interest in seven subsidiaries (or the Transferred Subsidiaries) of Teekay at carrying value. The Company recognized a loss of $nil and $7.1 million for the three and six months ended June 30, 2018, respectively, related to the sale of the Transferred Subsidiaries and the resultant release of accumulated pension losses from accumulated other comprehensive income, which is recorded in loss on deconsolidation of Teekay Offshore on the Company's consolidated statements of loss.
The Transferred Subsidiaries provide ship management, commercial, technical, strategic, business development and administrative services to Teekay Offshore, primarily related to Teekay Offshore's FPSO units, shuttle tankers and floating storage and offtake (or FSO) units. Subsequent to their transfer to Teekay Offshore, the Transferred Subsidiaries continue to provide ship management, commercial, technical, strategic, business development and administrative services to Teekay, primarily related to Teekay's FPSO units. Teekay and certain of its subsidiaries, other than the Transferred Subsidiaries, continue to provide certain other ship management, commercial, technical, strategic and administrative services to Teekay Offshore.
Revenues received by the Company for services provided to Teekay Offshore for the three and six months ended June 30, 2018 were $4.5 million and $11.1 million, respectively, which were recorded in revenues on the Company's consolidated statements of loss. Fees paid by the Company to Teekay Offshore for services provided by Teekay Offshore for the three and six months ended June 30, 2018 were $5.4 million and $10.7 million, respectively, which were recorded in vessel operating expenses and general and administrative expenses on the Company's consolidated statements of loss. As at June 30, 2018, two shuttle tankers and three FSO units of Teekay Offshore were employed on long-term time-charter-out or bareboat contracts to subsidiaries of Teekay. Time-charter hire expenses paid by the Company to Teekay Offshore for the three and six months ended June 30, 2018 were $3.5 million and $7.0 million, respectively. No such amounts are included in the comparative periods when Teekay Offshore was consolidated by Teekay.